Average Annual Total Returns - Investor A, C and Institutional - BlackRock Advantage ESG U.S. Equity Fund	Sep. 28, 2020
Investor A Shares
Average Annual Return:
1 Year	23.93%
Since Inception	12.42%
Inception Date	Oct. 05, 2015
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	23.09%
Since Inception	10.95%
Inception Date	Oct. 05, 2015
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	14.71%
Since Inception	9.37%
Inception Date	Oct. 05, 2015
Investor C Shares
Average Annual Return:
1 Year	28.82%
Since Inception	13.02%
Inception Date	Oct. 05, 2015
Institutional Shares
Average Annual Return:
1 Year	31.18%
Since Inception	14.15%
Inception Date	Oct. 05, 2015